Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning	$ 3,683,842	$ 2,981,705
Increase in allowance for doubtful accounts	1,637,247	862,644
Foreign exchange difference	5,701	(160,507)
Allowance for doubtful accounts, ending	$ 5,326,790	$ 3,683,842